Critical Judgments and Accounting Estimates (Tables)	12 Months Ended
Dec. 31, 2019
Corporate Information And Statement Of I F R S Compliance [Abstract]
Forward commodity price estimates

Impairment tests were carried out at December 31, 2019 and were based on fair value less costs to sell calculations, using a discount rate of 15% for Egypt and 10% for Canada on future after-tax cash flows and the following commodity price estimates:

	Egypt[1]			Canada[1]
	Brent Blend Crude Oil	WTI Oil	AECO Gas	Edmonton Pentane	Edmonton Butane	Edmonton Propane	Spec Ethane	Exchange Rate
Year	$/Bbl	$/Bbl	$C/Mcf	$C/Bbl	$C/Bbl	$C/Bbl	$C/Bbl	USD/CAD
2020	67.00	61.00	2.08	77.80	48.76	28.68	6.42	0.760
2021	68.00	63.00	2.35	79.22	51.82	31.09	7.36	0.770
2022	71.00	66.00	2.55	83.33	54.62	34.62	8.05	0.780
2023	73.00	68.00	2.65	86.54	56.89	36.06	8.39	0.780
2024	75.00	70.00	2.75	89.10	58.71	37.21	8.73	0.780
2025	76.00	72.00	2.85	91.67	60.53	38.37	9.08	0.780
2026	78.00	74.00	2.91	94.23	62.35	39.52	9.29	0.780
2027	79.81	75.81	2.97	96.55	64.00	40.56	9.48	0.780
2028	81.33	77.33	3.03	98.50	65.38	41.44	9.69	0.780
2029	82.88	78.88	3.09	100.49	66.79	42.33	9.91	0.780
Thereafter[2]	+2.0%/yr	+2.0%/yr	+2.0%/yr	+2.0%/yr	+2.0%/yr	+2.0%/yr	+2.0%/yr	0.780
[1]	GLJ Petroleum Consultants Ltd. (“GLJ”) price forecasts, effective December 31, 2019.
[2]	Percentage change represents the increase in each year after 2029 to the end of the reserves life.